ProShares Russell US Dividend Growers ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ProShares Russell US Dividend Growers ETF | None
Prospectus [Line Items]
Annual Return [Percent]	2.70%	2.36%	(5.03%)	23.36%	4.82%